Warrant liabilities (Details Textuals) - $ / shares	12 Months Ended
	Dec. 31, 2022	May 09, 2022
Class of Warrant or Right [Line Items]
Number of securities called by each warrant	1
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights issued	11,500,000
Number of securities called by each warrant	1
Common Stock, Exercise price	$ 11.5
Class of warrant or right redemption threshold consecutive days from date of closing of business combination	30 days
Warrants and Rights Outstanding, Term	5 years
Class of warrant, date from which warrants exercisable	Jun. 08, 2022
Class of warrants redemption price per unit	$ 0.01
Class of warrants, Convertible, Stock Price Trigger	$ 18
Class of warrant or right redemption threshold consecutive trading days	20 days
Class of warrant or right redemption threshold trading days	30 days
Class of warrant or right, threshold period for send notice of redemption	3 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights issued	14,250,000
Common Stock, Exercise price	$ 11.5	$ 11.5
Class of warrant or right redemption threshold consecutive days from date of closing of business combination	30 days
Class of warrant, date from which warrants exercisable	Jun. 08, 2022